Note 1 - Organization and Nature of Business (June 30, 2011)	6 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 – Organization and Nature of Business

Ante5, Inc. (the “Company”) became an independent company in April 2010 when the spin-off from our former parent company, Ante4, Inc. (now Voyager Oil & Gas, Inc.), became effective.  We became a publicly traded company when our shares began trading on July 1, 2010.  Since October 2010, we have been engaged in the business of acquiring oil and gas leases and participating in the drilling of wells in the Bakken and Three Forks trends in North Dakota and Montana.  Our strategy is to participate in the exploration, development and production of oil and gas reserves as a non-operating working interest owner in a growing, diversified portfolio of oil and gas wells.  We aggressively seek to accumulate mineral leases to position us to participate in the drilling of new wells on a continuous basis.  Occasionally we also purchase working interests in producing wells.

We also inherited assets from our former parent company prior to our spin off.  These historical assets relate to our former parent company’s business as WPT Enterprises, Inc., when it created internationally branded products through the development, production and marketing of televised programming based on gaming themes.  The primary historical gaming asset is our license agreement with a subsidiary of PartyGaming, PLC, an international online casino gaming company.  We are entitled to royalty payments from that license agreement.  We manage our historical assets to monetize them.  Our common stock is currently traded on the OTC QB and OTC BB under the trading symbol “ANFC”.

The Company’s focus is the acquisition, exploration, development and production of crude oil and natural gas properties, primarily in the Bakken and Three Forks trends in North Dakota and Montana.  We believe that our prospective success revolves around our ability to acquire mineral rights and participate in drilling activities by virtue of our ownership of such rights and through the relationships we have developed with our operating partners.

As a non-operating working interest partner, we participate in drilling activities primarily on a heads-up basis.  Before a well is spud, an operator is required to offer all mineral lease owners in the designated well spacing unit the right to participate in the drilling and production of the well.  Drilling costs and revenues from oil and gas sales are split pro-rata based on acreage ownership in the designated drilling unit.  We rely on our operator partners to identify specific drilling sites, permit, and engage in the drilling process.  As a non-operator we are focused on maintaining a low overhead structure.

We commenced our oil and gas business in the fall of 2010 and, although we had successful discoveries late in 2010, we had no proven oil reserves at the end of 2010.  We completed our initial reservoir engineering calculations in the quarter ended June 30, 2011.  Our goal is to deploy our capital to maximize our oil and gas production and reserves.